Document And Entity Information	6 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	Oncobiologics, Inc.
Entity Central Index Key	0001649989
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	false